CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
REVENUE	$ 115,725	$ 164,215	$ 759,889	$ 341,972
Cost of revenue	55,112	73,747	412,225	142,755
Gross profit	60,613	90,468	347,664	199,217
OPERATING EXPENSES:
Sales and marketing	48,574	163,517	482,729	682,600
General and administrative	535,547	1,072,376	6,103,628	4,843,804
Depreciation and amortization	84,621	83,415	344,128	300,909
Total operating expenses	668,742	1,319,308	6,930,485	5,827,313
Loss from operations	(608,129)	(1,228,840)	(6,582,821)	(5,628,096)
Other expense:
Change in fair value of derivative liabilities		1,543	2,030	7,630,434
Loss on settlement or conversion inducement of debt			(413,917)	(6,810,982)
Interest expense	(716)	(518,064)	(740,756)	(2,015,145)
Total other expense	(716)	(516,521)	(1,152,643)	(1,195,693)
NET LOSS	$ (608,845)	$ (1,745,361)	$ (7,735,464)	$ (6,823,789)
Net loss per common share, basic and diluted (in Dollars per share)	$ 0.00	$ (0.01)	$ (0.04)	$ (0.05)
Weighted average common shares outstanding, basic and diluted (in Shares)	245,883,588	200,065,680	214,441,285	144,270,454